Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2025, 2024 and 2023 under the 2015 Plan and 2019 Plan:

	Fiscal 2025	Fiscal 2024	Fiscal 2023
2015 Plan
RSU - Equity settled
KMPs	380,842	494,650	367,479
Employees other than KMPs	1,874,690	4,644,720	1,784,975
	2,255,532	5,139,370	2,152,454

RSU - Incentive units (cash settled)
KMPs	—	—	—
Other employees	94,050	176,990	92,400
	94,050	176,990	92,400
2019 Plan
Equity settled Performance based RSU
KMPs	117,699	139,271	207,893
Employees other than KMPs	3,626,646	4,048,631	3,706,764
	3,744,345	4,187,902	3,914,657

Total grants	6,093,927	9,504,262	6,159,511

Refer to Note 2.20 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Granted to:
KMP*	8	8	6
Employees other than KMP	87	71	58
Total	95	79	64
Cash settled stock compensation expense included in the above	2	2	1

*Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel.

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2025- Equity Shares-RSU	Fiscal 2025- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,808	21.44
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	21-26	23-28
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,555	18.20

	For options granted in
	Fiscal 2024- Equity Shares-RSU	Fiscal 2024- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,588	19.19
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-31	25-33
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,317	16.27

	For options granted in
	Fiscal 2023- Equity Shares-RSU	Fiscal 2023- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,525	18.08
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-32	27-34
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	5-7	2-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,210	13.69

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2025 is set out below:

	Year ended March 31, 2025
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,076,058	0.06
Granted	2,255,532	0.06
Exercised	2,080,865	0.06
Forfeited and expired	991,261	0.06
Outstanding at the end	7,259,464	0.06
Exercisable at the end	629,138	0.06
2015 Plan: Stock Options
Outstanding at the beginning	82,050	6.61
Granted	—	-
Exercised	61,672	6.77
Forfeited and expired	2,824	5.90
Outstanding at the end	17,554	5.83
Exercisable at the end	17,554	5.83
2019 Plan: RSUs
Outstanding at the beginning	8,023,855	0.06
Granted	3,744,345	0.06
Exercised	1,514,356	0.06
Forfeited and expired	2,181,209	0.06
Outstanding at the end	8,072,635	0.06
Exercisable at the end	770,321	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2024 is set out below:

	Year ended March 31, 2024
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	5,408,018	0.06
Granted	5,139,370	0.06
Exercised	1,815,025	0.06
Forfeited and expired	656,305	0.06
Outstanding at the end	8,076,058	0.06
Exercisable at the end	831,050	0.06
2015 Plan: Stock Options
Outstanding at the beginning	134,030	6.44
Granted	—	—
Exercised	51,980	6.03
Forfeited and expired	—	—
Outstanding at the end	82,050	6.61
Exercisable at the end	82,050	6.61
2019 Plan: RSUs
Outstanding at the beginning	7,222,038	0.06
Granted	4,187,902	0.06
Exercised	1,695,705	0.06
Forfeited and expired	1,690,380	0.06
Outstanding at the end	8,023,855	0.06
Exercisable at the end	814,798	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2023 is set out below:

	Year ended March 31, 2023
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	6,232,975	0.06
Granted	2,152,454	0.06
Exercised	2,105,904	0.06
Forfeited and expired	871,507	0.06
Outstanding at the end	5,408,018	0.06
Exercisable at the end	787,976	0.06
2015 Plan: Stock Options
Outstanding at the beginning	700,844	7.35
Granted	—	—
Exercised	566,814	7.40
Forfeited and expired	—	—
Outstanding at the end	134,030	6.44
Exercisable at the end	134,030	6.44
2019 Plan: RSUs
Outstanding at the beginning	4,958,938	0.07
Granted	3,914,657	0.06
Exercised	1,128,626	0.06
Forfeited and expired	522,931	0.06
Outstanding at the end	7,222,038	0.06
Exercisable at the end	1,352,150	0.06

Schedule of Equity Settled RSUs and Stock Options Outstanding

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2025:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	8,072,635	1.23	0.06	7,259,464	1.51	0.06
5 - 8 (Stock Options)	—	—	—	17,554	0.58	5.83

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2024:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	8,023,855	1.42	0.06	8,076,058	1.77	0.06
5 - 8 (Stock Options)	—	—	—	82,050	1.10	6.61